     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 2, 2009.

                                                              FILE NO. 333-72042

                                                                       811-10559

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 24                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 32                                                            /X/

                        HARTFORD LIFE INSURANCE COMPANY
                            SEPARATE ACCOUNT ELEVEN

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-5445

              (Depositor's Telephone Number, Including Area Code)

                            CHRISTOPHER M. GRINNELL
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on July 2, 2009, pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectuses in Part A and Statements of Additional Information in Part B of Post-Effective Amendment No. 24 are incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 333-72042), as filed and effective on June 9, 2009.

Supplements to the prospectuses dated July 2, 2009 are included in Part A of this Post-Effective Amendment. This Post-Effective Amendment No. 24 does not supersede Post-Effective Amendment No. 23 filed on June 9, 2009.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

                                     PART A

                                     PART A

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN:

333-72042              PremierSOLUTIONS (Standard -- Series A)

                SUPPLEMENT DATED JULY 2, 2009 TO YOUR PROSPECTUS

FUND MERGER

PIONEER SMALL CAP VALUE FUND & PIONEER GROWTH OPPORTUNITIES FUND

The Board of Trustees of the Pioneer Fund recently approved the merger of the Pioneer Small Cap Value Fund into the Pioneer Growth Opportunities Fund as described below:

                   MERGING FUND                                       ACQUIRING FUND
------------------------------------------------------------------------------------------------------
Pioneer Small Cap Value Fund -- Class A             Pioneer Growth Opportunities Fund -- Class A

This change will become effective after the close of trading on the New York Stock Exchange on or about August 28, 2009 (the "Merger Date").

As a result, if any of your Participant Account value is allocated to the Pioneer Small Cap Value Fund that amount will be merged into the Pioneer Growth Opportunities Fund after the close of trading on the New York Stock Exchange on or about August 28, 2009.

If you are enrolled in any Dollar Cost Averaging Program with allocations to the Pioneer Small Cap Value Fund, that allocation will be directed to the Pioneer Growth Opportunities Fund after the close of trading on the New York Stock Exchange on or about August 28, 2009. If you are enrolled in any Asset Rebalancing Program with allocations to the Pioneer Small Cap Value Fund, your program enrollment will be terminated as of the close of trading on the New York Stock Exchange on or about August 28, 2009.

In addition, after the close of trading on the New York Stock Exchange on or about August 28, 2009, future Contributions with allocations to the Pioneer Small Cap Value Fund will be directed to the Pioneer Growth Opportunities Fund. Upon completion of the merger, the Pioneer Small Cap Value Fund Sub-Account will no longer be available and all references to the Sub-Account will be deleted.

Effective on the Merger Date, the following will be added to the prospectus:

The following paragraph is added to the List of Portfolio Companies described in the prospectus:

- Pioneer Growth Opportunities Fund -- Class A

The following is added under the section entitled "The Funds" describing the investment objective and investment adviser/sub-adviser:

SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
Pioneer Growth Opportunities Fund --     Growth of capital                            Pioneer Investment Management Inc.
Class A

The Pioneer Growth Opportunities Fund is closed to Contracts issued on or after August 28, 2009.

LORD ABBETT FUND NAME CHANGES

Effective on or about September 1, 2009, the following will be renamed as listed below:

                   CURRENT NAME                                               NEW NAME
----------------------------------------------------------------------------------------------------------------
Lord Abbett Fundamental Equity Fund Class A         Lord Abbett All Value Fundamental Equity Class A
Lord Abbett Classic Stock Fund Class A              Lord Abbett Large Cap Core to Classic Stock Class A

As a result of the change, all references to the above listed as "Current Name" Funds will be deleted and replaced with the above listed as "New Name" Funds.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE

                                     PART A

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN:

333-72042              PremierSOLUTIONS (Standard Series A-II)

                SUPPLEMENT DATED JULY 2, 2009 TO YOUR PROSPECTUS

FUND MERGER

HARTFORD LARGECAP GROWTH HLS FUND & HARTFORD GROWTH OPPORTUNITIES HLS FUND

The Board of Directors of the Hartford HLS Series Fund II, Inc. recently approved a proposal to merge the Hartford LargeCap Growth HLS Fund (the "Merging Fund") into the Hartford Growth Opportunities HLS Fund (the "Acquiring Fund") as described below:

                   MERGING FUND                                       ACQUIRING FUND
------------------------------------------------------------------------------------------------------
Hartford LargeCap Growth HLS Fund -- Class IA       Hartford Growth Opportunities HLS Fund -- Class IA

On September 15, 2009, shareholders will vote on the proposed merger and, if approved, it will become effective after the close of trading on the New York Stock Exchange on or about October 2, 2009.

As a result, if any of your Participant Account value is allocated to Hartford LargeCap Growth HLS Fund, that amount will be merged into the Hartford Growth Opportunities HLS Fund after the close of trading on the New York Stock Exchange on or about October 2, 2009.

If you are enrolled in any Dollar Cost Averaging Program with allocations to the Hartford LargeCap Growth HLS Fund, that allocation will be directed to the Hartford Growth Opportunities HLS Fund after the close of trading on the New York Stock Exchange on or about October 2, 2009. If you are enrolled in any Asset Rebalancing Program with allocations to the Hartford LargeCap Growth HLS Fund, your program enrollment will be terminated as of the close of trading on the New York Stock Exchange on or about October 2, 2009.

In addition, after the close of trading on the New York Stock Exchange on or about October 2, 2009, future Contributions with allocations to the Hartford LargeCap Growth HLS Fund will be directed to the Hartford Growth Opportunities HLS Fund. Upon completion of the merger, the Hartford LargeCap Growth HLS Fund Sub-Account will no longer be available and all references to the Sub-Account will be deleted.

LORD ABBETT FUND NAME CHANGES

Effective on or about September 1, 2009, the following will be renamed as listed below:

                   CURRENT NAME                                          NEW NAME
------------------------------------------------------------------------------------------------------
Lord Abbett Fundamental Equity Fund Class A         Lord Abbett All Value Fundamental Equity Class A
Lord Abbett Classic Stock Fund Class A              Lord Abbett Large Cap Core to Classic Stock Class
                                                    A

As a result of the change, all references to the above listed as "Current Name" Funds will be deleted and replaced with the above listed as "New Name" Funds.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE

                                     PART A

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN:

333-72042              PremierSOLUTIONS Cornerstone

                SUPPLEMENT DATED JULY 2, 2009 TO YOUR PROSPECTUS

FUND MERGER

PIONEER SMALL CAP VALUE FUND & PIONEER GROWTH OPPORTUNITIES FUND

The Board of Trustees of the Pioneer Fund recently approved the merger of the Pioneer Small Cap Value Fund into the Pioneer Growth Opportunities Fund as described below:

                   MERGING FUND                                       ACQUIRING FUND
------------------------------------------------------------------------------------------------------
Pioneer Small Cap Value Fund -- Class A             Pioneer Growth Opportunities Fund -- Class A

This change will become effective after the close of trading on the New York Stock Exchange on or about August 28, 2009 (the "Merger Date").

As a result, if any of your Participant Account value is allocated to the Pioneer Small Cap Value Fund that amount will be merged into the Pioneer Growth Opportunities Fund after the close of trading on the New York Stock Exchange on or about August 28, 2009.

If you are enrolled in any Dollar Cost Averaging Program with allocations to the Pioneer Small Cap Value Fund, that allocation will be directed to the Pioneer Growth Opportunities Fund after the close of trading on the New York Stock Exchange on or about August 28, 2009. If you are enrolled in any Asset Rebalancing Program with allocations to the Pioneer Small Cap Value Fund, your program enrollment will be terminated as of the close of trading on the New York Stock Exchange on or about August 28, 2009.

In addition, after the close of trading on the New York Stock Exchange on or about August 28, 2009, future Contributions with allocations to the Pioneer Small Cap Value Fund will be directed to the Pioneer Growth Opportunities Fund. Upon completion of the merger, the Pioneer Small Cap Value Fund Sub-Account will no longer be available and all references to the Sub-Account will be deleted.

Effective on the Merger Date, the following will be added to the prospectus:

The following paragraph is added to the List of Portfolio Companies described in the prospectus:

- Pioneer Growth Opportunities Fund -- Class A

The following is added under the section entitled "The Funds" describing the investment objective and investment adviser/sub-adviser:

SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
Pioneer Growth Opportunities Fund --     Growth of capital                            Pioneer Investment Management, Inc.
Class A

The Pioneer Growth Opportunities Fund is closed to Contracts issued on or after August 28, 2009.

LORD ABBETT FUND NAME CHANGES

Effective on or about September 1, 2009, the following will be renamed as listed below:

                    CURRENT NAME                                            NEW NAME
----------------------------------------------------------------------------------------------------------
Lord Abbett Fundamental Equity Fund Class P           Lord Abbett All Value Fundamental Equity Class P
Lord Abbett Capital Structure Fund Class P            Lord Abbett Americas Value to Capital Structure
                                                      Class P
Lord Abbett Classic Stock Fund Class P                Lord Abbett Large Cap Core to Classic Stock Class P

As a result of the change, all references to the above listed as "Current Name" Funds will be deleted and replaced with the above listed as "New Name" Funds.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

                                     PART A

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN:

333-72042               PremierSOLUTIONS Cornerstone (Series II)

                SUPPLEMENT DATED JULY 2, 2009 TO YOUR PROSPECTUS

FUND MERGER

PIONEER SMALL CAP VALUE FUND & PIONEER GROWTH OPPORTUNITIES FUND

The Board of Trustees of the Pioneer Fund recently approved the merger of the Pioneer Small Cap Value Fund into the Pioneer Growth Opportunities Fund as described below:

                   MERGING FUND                                       ACQUIRING FUND
------------------------------------------------------------------------------------------------------
Pioneer Small Cap Value Fund -- Class A             Pioneer Growth Opportunities Fund -- Class A

This change will become effective after the close of trading on the New York Stock Exchange on or about August 28, 2009 (the "Merger Date").

As a result, if any of your Participant Account value is allocated to the Pioneer Small Cap Value Fund that amount will be merged into the Pioneer Growth Opportunities Fund after the close of trading on the New York Stock Exchange on or about August 28, 2009.

If you are enrolled in any Dollar Cost Averaging Program with allocations to the Pioneer Small Cap Value Fund, that allocation will be directed to the Pioneer Growth Opportunities Fund after the close of trading on the New York Stock Exchange on or about August 28, 2009. If you are enrolled in any Asset Rebalancing Program with allocations to the Pioneer Small Cap Value Fund, your program enrollment will be terminated as of the close of trading on the New York Stock Exchange on or about August 28, 2009.

In addition, after the close of trading on the New York Stock Exchange on or about August 28, 2009, future Contributions with allocations to the Pioneer Small Cap Value Fund will be directed to the Pioneer Growth Opportunities Fund. Upon completion of the merger, the Pioneer Small Cap Value Fund Sub-Account will no longer be available and all references to the Sub-Account will be deleted.

Effective on the Merger Date, the following will be added to the prospectus:

The following paragraph is added to the List of Portfolio Companies described in the prospectus:

- Pioneer Growth Opportunities Fund -- Class A

The following is added under the section entitled "The Funds" describing the investment objective and investment adviser/sub-adviser:

SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
Pioneer Growth Opportunities Fund --     Growth of capital                            Pioneer Investment Management, Inc.
Class A

The Pioneer Growth Opportunities Fund is closed to Contracts issued on or after August 28, 2009.

LORD ABBETT FUND NAME CHANGES

Effective on or about September 1, 2009, the following will be renamed as listed below:

                   CURRENT NAME                                                NEW NAME
------------------------------------------------------------------------------------------------------------------
Lord Abbett Fundamental Equity Fund -- Class A      Lord Abbett All Value Fundamental Equity -- Class A
Lord Abbett Capital Structure Fund -- Class A       Lord Abbett Americas Value to Capital Structure -- Class A
Lord Abbett Classic Stock Fund -- Class A           Lord Abbett Large Cap Core to Classic Stock -- Class A

As a result of the change, all references to the above listed as "Current Name" Funds will be deleted and replaced with the above listed as "New Name" Funds.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    (a) Resolution of the board of directors of Hartford authorizing the establishment of the Separate Account.(1)
              (b) Resolution of the board of directors of Hartford authorizing the re-designation of the Separate Account.(1)
       (2)    Not applicable.
       (3)    (a) Principal Underwriting Agreement.(2)
              (b) Form of Sales Agreement.(3)
       (4)    Form of Group Variable Annuity Contract.(4)
       (5)    Form of the Application.
       (6)    (a) Articles of Incorporation of Hartford.(5)
              (b) Bylaws of Hartford.(5)
       (7)    Not applicable.
       (8)    Participation Agreement.(3)
       (9)    Opinion and Consent of Christopher M. Grinnell, Assistant Vice
              President and Assistant General Counsel.
       (10)   Consent of Deloitte & Touche LLP.
       (11)   No Financial statements are omitted.
       (12)   Not applicable.
       (15)   Letter of Awareness of Deloitte & Touche LLP.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to the Initial filing to the Registration Statement File No. 333-72042, dated October 23, 2001.

(2) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement, File No. 333-151805, filed on October 30, 2008.

(3) Incorporated by reference to Post-Effective Amendment No. 1, to the Registration Statement File No. 33-59541, dated May 1, 1996.

(4) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, File No. 333-72042, filed on January 18, 2002.

(5) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-148564, filed on February 8, 2001.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Daniel A. Andriola                  Vice President
Ricardo Anzaldua                    Assistant Secretary, Senior Vice President
Robert Arena                        Executive Vice President
Lynn R. Banziruk                    Assistant Vice President
Gregory J. Brennan                  Senior Vice President
Richard E. Cady                     Assistant Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Henry Collie                        Assistant Actuary
Kevin M. Connor                     Executive Vice President
Richard G. Costello                 Assistant Secretary
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Peter Delehanty                     Senior Vice President
Joseph G. Eck                       Vice President
Jason S. Frain                      Actuary, Assistant Vice President
Jennifer J. Geisler                 Senior Vice President
Ronald R. Gendreau                  Executive Vice President
John N. Giamalis                    Senior Vice President, Treasurer
Christopher M. Grinnell             Assistant Vice President
Christopher J. Hanlon               Senior Vice President
Susan M. Hess                       Vice President
Donald C. Hunt                      Secretary
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Edward Jaworski                     Assistant Vice President
Thomas D. Jones                     Vice President
Stephen T. Joyce                    Executive Vice President
Thomas P. Kalmbach                  Actuary, Vice President
John F. Keenan                      Senior Vice President
Paula A. Knake                      Assistant Vice President
Michael Knipper                     Senior Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Lori A. LaForge                     Assistant Vice President
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Alice Longworth                     Assistant Vice President
Debra L. Ludovissie                 Assistant Vice President
Kenneth A. McCullum                 Actuary, Senior Vice President
Gregory McGreevey                   Chief Investment Officer, Executive Vice President, Director*
Ernest M. McNeill, Jr.              Chief Accounting Officer, Senior Vice President
William P. Meaney                   Senior Vice President
Jonathan L. Mercier                 Assistant Vice President
Vernon Meyer                        Senior Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Vice President
Harry S. Monti                      Senior Vice President
Brian Murphy                        Executive Vice President
Brian O'Connell                     Chief Information Officer, Vice President
Jamie Ohl                           Senior Vice President
John J. Pacheco, Jr.                Assistant Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Robert W. Reiff                     Senior Vice President
Sharon A. Ritchie                   Executive Vice President
Sharon Roberts                      Vice President
Stephen A. Roche                    Vice President
Michael J. Roscoe                   Vice President, Actuary
Richard Rubin                       Assistant Vice President
Scott R. Sanderson                  Vice President
Jerry K. Scheinfeldt                Assistant Vice President
Wade A. Seward                      Vice President
D. Keith Sloane                     Senior Vice President
Richard Smolinski                   Actuary, Assistant Vice President
Peter Smyth                         Executive Vice President
Martin A. Swanson                   Vice President
Charles D. Tatro                    Actuary, Vice President
James E. Trimble                    Chief Actuary, Senior Vice President
Charles N. Vest                     Actuary, Vice President
Andrew J. Waggoner                  Vice President
Jean H. Walker                      Vice President
John C. Walters                     Chief Executive Officer, President, Chairman of the Board, Director*
Richard J. Wirth                    Assistant Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement File No. 333-148564, filed on February 9, 2009.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of May 29, 2009, there were 1282 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account 403

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

       (b) Directors and Officers of HSD

                                                              POSITIONS AND OFFICES
NAME                                                             WITH UNDERWRITER
----------------------------------------------------------------------------------------------------------------
Robert Arena (1)                  Senior Vice President/ Business Line Principal and Director
Diana Benken (1)                  Chief Financial Officer and Controller/FINOP
Christopher S. Conner (2)         AML Compliance Officer and Chief Compliance Officer
Kevin M. Connor (2)               Director
James Davey (1)                   Executive Vice President and Director
Peter E. Delahanty (1)            Senior Vice President/IIP Marketing
John N. Giamalis (3)              Treasurer
Stephen T. Joyce (1)              Senior Vice President/Business Line Principal
Kenneth A. McCullum (1)           Senior Vice President
Vernon Meyer (1)                  Senior Vice President
Jamie Ohl (1)                     Senior Vice President/Business Line Principal
Mark A. Sides (4)                 Chief Legal Officer and Secretary
Keith D. Sloane                   Senior Vice President
Martin A. Swanson (1)             Vice President/Marketing
John C. Walters (1)               Chief Executive Officer and President and Director

------------

(1)  Address: 200 Hopmeadow Street, Simsbury, CT 06089

(2)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(3)  Address: One Hartford Plaza, Hartford, CT 06115

(4)  Address: 500 Bielenberg Dr., Woodbury, MN 55125

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this registration statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with the four provisions of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 2nd day of July, 2009.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT ELEVEN
(Registrant)

By:    John C. Walters                      *By:   /s/ Shane Daly
       -----------------------------------         -----------------------------------
       John C. Walters                             Shane Daly
       Chief Executive Officer,                    Attorney-In-Fact
       President, and Chairman of the
       Board*

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    John C. Walters
       -----------------------------------
       John C. Walters
       Chief Executive Officer,
       President, and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Glenn D. Lammey, Chief Financial Officer,
 Executive Vice President, Director*
Gregory McGreevey, Executive Vice President and
 Chief Financial Officer, Director*
Ernest M. McNeill, Jr., Chief Accounting Officer,
 Senior Vice President*                                            *By:   /s/ Shane Daly
                                                                          -----------------------------------
John C. Walters, Chief Executive Officer,                                 Shane Daly
 President, and Chairman of the Board*                                    Attorney-in-Fact
                                                                   Date:  July 2, 2009

333-72042

                                 EXHIBIT INDEX

      (9)  Opinion and Consent of Christopher M. Grinnell, Assistant Vice President and Assistant General
           Counsel.
     (10)  Consent of Deloitte & Touche LLP.
     (15)  Letter of Awareness of Deloitte & Touche LLP.
     (99)  Copy of Power of Attorney.